Financial Instruments and Fair Value Measurements (FY) - Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) - Level 3 - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period				$ 759	$ 2,829	$ 2,829	$ 0
Fair value of derivative liability at issuance of term loan	$ 4,500					0	4,450
Change in fair value		$ 0	$ 0	707	190	(2,070)	(1,621)
Balance at end of period		$ 0	$ 2,639	$ 0	$ 2,639	$ 759	$ 2,829